Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Notes Payable [Abstract]
Schedule of long-term Notes Payable

	March 31 , 2023	June 30, 2022

Note payable with a bank bearing interest at 4% and maturing on June 26, 2020. The note was renewed by the lender with a revised maturity of June 26, 2021 and an interest rate to 3%. In July 2021, the note was renewed by the lender with a revised maturity date of July 7, 2026. The renewal provides for $4,405 monthly payments of principal and interest through maturity. The note is collateralized by a certificate of deposit owned by a related party.

	$ 174,900	$ 207,058

Note payable to an investor of $360,000 bearing interest at 12% and maturing February 28, 2023. Monthly installments of $30,000 beginning May 2022. The loan was issued at a discount of $60,000 and has a convertible default provision in the event the Company does not make the monthly payments. In July 2022, payments for June, July, and August 2022 were deferred to September 30, 2022 by the lender in exchange for $30,000 increase in the principal and a change in terms of certain default provisions. On November 7, 2022, the note was amended whereby deferred and future payments on the note will be paid from future equity purchase agreement proceeds, and lowered the conversion price in the event of a default to $0.03 per share, subject to adjustment. The Company issued 883,333 shares of common stock to the investor as additional commitment fees.  The note is convertible as of March 31, 2023.

	225,000	269,432

Note payable to an investor bearing interest at 12% and maturing March 18, 2023. Monthly installments of $22,558 begin on May 2022. The loan was issued at a discount of $24,450 and has a convertible default provision in the event the Company does not make the monthly payments. The note was repaid in full by conversion to stock.	-	158,745

Note payable to an investor of $88,760 with ten installment payments of $9,941 due each month starting in January 15, 2023. The loan was issued at a discount of $9,510, bears 12% interest and has a convertible default provision in the event the company does not make the scheduled monthly payments. Interest for twelve months of 10,651 is immediately due on the issue date and payable at maturity.	83,213	-

Note payable to an investor of $59,250 convertible after 180 days from issue on July 1, 2023. The loan bears 12% interest and converts at a conversion price equal to 65% of the average of the two lowest trading prices for the stock during the 10 trading day period prior to conversion. Prepayment of the loan within 60 days of issue results in a 115% premium, and prepayment within 61 to 180 days of issue results in a 125% premium.	59,250	-

Note payable to an investor in the principal amount of 1,350,000, bearing interest at 12% and maturing on May 26, 2023 with monthly installments of principal and interest of $120,185 beginning in May 2022. On May 25, 2022, the June, July, and August 2022 payments were deferred in exchange for 750,000 shares of common stock and a $146,667 increase to the principal balance. The October and November 2022 payments were deferred by the lender. On November 15, 2022, the Company issued a $150,000 forberance note to the investor and extending the maturity date to June 30, 2023. The note is convertible as of March 31, 2023.

	1,128,642	1,294,198

Note payable to an investor in the principal amount of $600,000 due December 21, 2022, issued at a discount of $60,000, bearing 12% annual interest. A warrant for the purchase of 600,000 common shares at an exercise price of $0.50 per share was issued as a commitment fee. Principal and interest on the note are due at maturity. An additional warrant for the purchase of 400,000 shares and an amended exercise price of $0.01 for all warrants was issued effective June 21, 2022.	200,000	540,000

Note payable to an investor in the principal amount of $450,000 with payments of $62,438 due each month starting on September 22, 2022. The loan was issued at a discount of $49,500, bears 11% interest and has a convertible default provision in the event the Company does not make the monthly payments. The note is convertible as of March 31, 2023.	450,000	400,500

Note payable to an investor in the principal amount of $810,000 bearing interest at 12%, due August 31, 2023. A warrant for the purchase of 1,000,000 common shares at an exercise price of $.01 per share was issued as a commitment fee to the investor. The note has a convertible default provision.	843,750	-

Note payable to an investor in the principal amount of $310,000 issued at a discount of $31,000, due November 8, 2023, bearing 12% interest. Principal and interest is payable on 4 dates over the term of the note. A payment of $46,500 plus accrued interest is due on February 3, 2023 and May 4, 2023. A payment of $93,000 plus accrued interest is due on August 4, 2023, with the remaining principal and interest due on November 4, 2023. The note is convertible to stock if there is a default on the note, including payments and reserving shares in accordance with the note payable. The Company received a waiver for reserving shares from the investor. The note is convertible due to an uncured violation of debt covenants to reserve shares in an amount equal to five times what is necessary to convert the loan and interest.

	291,917	-

Investor advance on Equity Purchase Agreement.	676,565	-

Long term loan under Section 7(b) of the Economic Injury Disaster Loan program bearing interest at 3.75% and maturing in May 2050. Monthly installments of principal and interest of $731 begin November 21, 2022.	150,000	150,000

Financing lease liabilities for offices and warehouses with monthly installments of $22,810 (ranging from $245 to $9,664) over terms expiring through December 2024.	129,758	179,512

Note payable with a finance company for delivery vehicle with monthly installments totaling $679 including interest at 8.99% over a 6 year term expiring in December 2025.	18,888	25,771

Note payable with a finance company for delivery vehicle with monthly installments totaling $948 including interest at 5.9% over a 6 year term expiring in January 2027.	43,425	51,826

Note payable with a bank for delivery vehicle with monthly installments totaling $844 including interest at 6% over a 4 year term expiring in August 2025.	23,159	29,696

Total Notes Payable	4,498,467	3,306,738
Less: Unamortized original issue discount	109,408	242,529
Less: Fair value of warrants	211,576	-
Current Portion of Notes Payable	3,795,339	2,815,231

Long-term Portion of Notes Payable	$ 382,144	$ 248,978

	June 30, 2022	June 30, 2021

Note payable with a bank bearing interest at 4% and maturing on June 26, 2020. The note was renewed by the lender with a revised maturity of June 26, 2021 and an interest rate of 3%. In July 2021, the note was renewed by the lender with a revised maturity date of July 7, 2026. The renewal provides for monthly principal and interest payments of $4,405 through maturity. The note is collateralized by a certificate of deposit owned by a related party.

	$ 207,058	$ 237,039

Note payable to an investor bearing interest at 10% and maturing on January 13, 2022 with monthly installments of principal and interest of $45,294 beginning in June 2021. This note was paid in full on May 2, 2022.	-	348,456

Note payable to an investor of $360,000 bearing interest at 12% and maturing February 28, 2023. Monthly installments of $30,000 beginning May 2022. The loan was issued at a discount of $60,000 and has a convertible default provision in the event the Company does not make the monthly payments. In July 2022, payments for June, July, and August 2022 were deferred to September 30, 2022 by the lender in exchange for $30,000 increase in the principal and a change in terms of certain default provisions.	269,432	-

Note payable to an investor bearing interest at 12% and maturing March 18, 2023. Monthly installments of $22,558 begin on May 2022. The loan was issued at a discount of $24,450 and has a convertible default provision in the event the Company does not make the monthly payments.	158,745	-

Note payable to an investor bearing interest at 12% and maturing on May 26, 2023 with monthly installments of principal and interest of $120,185 beginning in May 2022. On May 25, 2022, the June, July, and August 2022 payments were deferred in exchange for 750,000 shares of common stock and a $146,667 increase to the principal balance.	1,294,198	-

Note payable of $600,000 due December 21, 2022, issued at a discount of $60,000, bearing 12% annual interest. A warrant for the purchase of 600,000 common shares at an exercise price of $0.50 per share was issued as a commitment fee. Principal and interest on the loan are due at maturity.	540,000	-

Note payable of $450,000 with payments of $62,438 due each month starting on September 22, 2022. The loan was issued at a discount of $49,500, bears 11% interest and has a convertible default provision in the event the Company does not make the monthly payments.	400,500	-

Long term loan under Section 7(b) of the Economic Injury Disaster Loan program bearing interest at 3.75% and maturing in May 2050. Monthly installments of principal and interest of $731 begin November 21, 2022.	150,000	150,000

Financing lease liabilities for offices and warehouses with monthly installments of $22,810 (ranging from $245 to $9,664) over terms expiring through December 2024.	179,512	208,051

Note payable with a finance company for delivery vehicle with monthly installments totaling $679 including interest at 8.99% over a 6 year term expiring in December 2025.	25,771	31,016

Note payable with a finance company for delivery vehicle with monthly installments totaling $948 including interest at 5.9% over a 6 year term expiring in January 2027.	51,826	-

Note payable with a bank for delivery vehicle with monthly installments totaling $844 including interest at 6% over a 4 year term expiring in August 2025.	29,696	-
Total Notes Payable	3,306,738	974,562

Less: Unamortized original issue discounts	242,529	17,500

Current Portion of Notes Payable	2,815,231	552,055

Long-term Portion of Notes Payable	$ 248,978	$ 405,007

Schedule of future minimum principal payments on the non-related party long term notes payable

Period ending March 31,
2024	$ 3,795,339
2025	124,100
2026	76,383
2027	38,794
2028	8,179
Thereafter	134,685
$ 4,117,483

Year ending June 30,
2023	$2,815,231
2024	152,738
2025	103,031
2026	72,499
2027	22,250
Thereafter	140,989
$3,306,738